Share-based payments (Details 1)	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2017 ₨ / shares	Mar. 31, 2016
Number outstanding	4,588,300	5,180,440	5,837,400	5,665,800
Weighted average exercise price	₨ 78.84
Number exercisable	4,441,848	4,340,070	3,711,130
Weighted average exercise price | ₨ / shares	₨ 78.28	₨ 79.00	₨ 79.14
Bottom of range [member]
Range of exercise price	₨ 57.66	₨ 57.66
Weighted average exercise price		₨ 57.66
Weighted average remaining contractual life	0.80	0.06
Top of range [member]
Range of exercise price	₨ 146.23	₨ 146.23
Weighted average exercise price		₨ 146.23
Weighted average remaining contractual life	5.84	4.81